Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
Income (loss) before income taxes was taxed under the following jurisdictions:

(in millions)	Years Ended December 31,
	2011	2010	2009
Domestic	$11.4	$(48.8)	$(468.2)
Foreign	16.9	11.8	7.0
Total	$28.3	$(37.0)	$(461.2)
Components of the income tax expense (benefit) consisted of the following:

(in millions)	December 31,
	2011	2010	2009
Current:
Federal	$17.9	$(10.6)	$(7.3)
State	(0.6)	4.3	12.8
Foreign	4.1	2.8	1.1
Total current	21.4	(3.5)	6.6
Deferred:
Domestic	(9.9)	(3.5)	(94.0)
Foreign	(0.3)	(0.8)	(0.4)
Total deferred	(10.2)	(4.3)	(94.4)
Income tax expense (benefit)	$11.2	$(7.8)	$(87.8)

The reconciliation between the statutory tax rate expressed as a percentage of income (loss) before income taxes and the effective tax rate is as follows:

(dollars in millions)	December 31,
	2011		2010		2009
Statutory federal income tax rate	$9.9	35.0%	$(13.0)	35.0%	$(161.4)	35.0%
State taxes, net of federal effect	(3.4)	(11.8)	0.9	(2.5)	(11.6)	2.5
Equity-based compensation	5.1	17.9	3.9	(10.4)	3.1	(0.7)
Effect of rates different than statutory	(1.1)	(4.0)	(0.4)	1.0	(0.1)	—
Valuation allowance	(0.9)	(3.1)	0.9	(2.5)	—	—
Goodwill impairment	—	—	—	—	84.6	(18.3)
Other	1.6	5.7	(0.1)	0.5	(2.4)	0.5
Effective tax rate	$11.2	39.7%	$(7.8)	21.1%	$(87.8)	19.0%
The tax effect of temporary differences that give rise to the net deferred income tax liability is presented below:

(in millions)	December 31,
	2011	2010
Deferred Tax Assets:
Deferred interest	$63.6	$75.3
Federal and state net operating loss and credit carryforwards, net	14.6	45.7
Payroll and benefits	12.9	8.8
Charitable contribution carryforward	9.0	9.9
Equity compensation plans	7.5	6.1
Accounts receivable	4.4	3.6
Deferred financing costs	2.7	6.5
Interest rate caps/hedge agreements	2.6	3.7
Trade credits	2.4	4.9
Other	10.3	9.6
Total deferred tax assets	130.0	174.1

Deferred Tax Liabilities:
Software and intangibles	607.7	676.9
Deferred income	146.4	146.2
Property and equipment	35.1	18.9
Other	8.2	8.7
Total deferred tax liabilities	797.4	850.7

Deferred tax asset valuation allowance	—	0.9

Net deferred tax liability	$667.4	$677.5
The Company has state income tax net operating loss carryforwards of $203.3 million, which will expire at various dates from 2013 through 2031 and state tax credit carryforwards of $7.0 million, which expire at various dates from 2012 through 2016.
In 2010, a valuation allowance of $0.9 million was recorded for certain state tax credits which the Company did not believe, on a more likely than not basis, would be realized. In 2011, based on management's reassessment that there will be sufficient future income to utilize the credits during the carryforward period, the valuation allowance of $0.9 million was reversed.
The Company has not provided for U.S. federal income taxes or tax benefits on the undistributed earnings of its international subsidiary because such earnings are reinvested and it is currently intended that they will continue to be reinvested indefinitely. At December 31, 2011, the Company has not provided for federal income taxes on earnings of approximately $30 million from its international subsidiary.
GAAP provides guidance regarding the recognition, measurement, presentation and disclosure in the financial statements of tax positions taken or expected to be taken on a tax return. In 2010, the Company reevaluated its filing position related to certain unrecognized tax benefits, and as a result of this change, filed amended state income tax returns in 2011. As such, the Company has no unrecognized tax benefits at December 31, 2011 and 2010.
For tax purposes, the Company was deemed to have paid a redemption premium in connection with the amendment to the Term Loan in December 2010 that, in addition to certain expenses, is deductible in determining taxable income. As a result, the Company incurred a net operating loss for tax purposes that resulted in a receivable of $53.3 million for refunds of previously paid income taxes. As of December 31, 2011, the Company had received the $53.3 million of refunds.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in millions)	2011	2010	2009
Balance as of January 1	$—	$11.3	$4.8
Additions for tax positions related to current year	—	—	11.3
Additions for tax positions with respect to prior years	—	—	0.3
Reductions for tax positions with respect to prior years	—	(11.3)	(3.8)
Reductions for tax positions as a result of:
Settlements	—	—	(1.3)
Lapse of statute of limitations	—	—	—
Balance as of December 31	$—	$—	$11.3
In the ordinary course of business, the Company is subject to review by domestic and foreign taxing authorities, including the Internal Revenue Service (“IRS”). The Company is currently under examination by the IRS for the years 2008 through 2010. In general, the Company is no longer subject to examination by the IRS for tax years prior to 2008. In addition, the Company is generally no longer subject to state and local or foreign income tax examinations by taxing authorities for tax years prior to 2005. Various other taxing authorities are in the process of auditing income tax returns of the Company and its subsidiaries. The Company does not anticipate that any adjustments from the audits would have a material impact on its consolidated financial position, results of operations or cash flows.
The Company accrues net interest and penalties related to unrecognized tax benefits in income tax expense in its consolidated statements of operations. For the years ended December 31, 2011 and 2010, the Company had no liability recorded for the payment of interest and penalties on unrecognized tax benefits and did not recognize any such interest and penalty expense.